Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000194226 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194226 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194226 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000194226 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000194226 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
C000194226 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.10%
C000194226 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000194226 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000194226 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000194226 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000194226 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000194226 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000194226 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000194226 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000194226 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000194226 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000194226 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000194226 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000194226 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000194226 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000194226 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000194226 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000169758 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169758 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169758 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000169758 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000169758 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
C000169758 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.10%
C000169758 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000169758 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000169758 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000169758 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169758 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169758 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000169758 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169758 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000169758 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000169758 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000169758 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000169758 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000169758 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000169758 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000169758 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000169758 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000006958 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006958 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006958 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006958 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006958 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
C000006958 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.10%
C000006958 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006958 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006958 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006958 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006958 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006958 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006958 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006958 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006958 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006958 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006958 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006958 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006958 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006958 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000006958 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006958 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000006957 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006957 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006957 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006957 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006957 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
C000006957 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.10%
C000006957 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006957 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006957 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006957 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006957 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006957 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006957 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006957 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006957 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006957 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006957 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006957 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006957 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006957 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000006957 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006957 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000006959 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006959 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006959 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006959 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000006959 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000006959 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000006959 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006959 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006959 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006959 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006959 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006959 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006959 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006959 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006959 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006959 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000006959 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006959 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006959 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006959 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006959 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006959 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006959 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006960 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006960 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006960 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006960 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000006960 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000006960 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000006960 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006960 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006960 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006960 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006960 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006960 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006960 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006960 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006960 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006960 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000006960 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006960 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006960 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006960 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006960 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006960 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006960 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006961 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006961 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006961 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006961 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000006961 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000006961 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000006961 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006961 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006961 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006961 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006961 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006961 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006961 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006961 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006961 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006961 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000006961 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006961 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006961 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006961 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006961 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006961 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006961 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000169759 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000169759 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000169759 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000169759 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000169759 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000169759 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000169759 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169759 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000169759 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000169759 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000169759 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169759 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000169759 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169759 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169759 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169759 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000169759 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000169759 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000169759 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000169759 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000169759 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169759 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000169759 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000194228 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000194228 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000194228 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000194228 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000194228 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000194228 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000194228 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194228 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000194228 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000194228 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000194228 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000194228 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000194228 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000194228 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000194228 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000194228 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000194228 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000194228 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000194228 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000194228 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000194228 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000194228 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000194228 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000194230 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194230 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000194230 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000194230 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000194230 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
C000194230 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000194230 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000194230 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000194230 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000194230 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000194230 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000194230 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000194230 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000194230 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000194230 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000194230 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000194230 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000194230 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000194230 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000194230 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000194230 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000194230 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000169760 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169760 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000169760 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000169760 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000169760 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
C000169760 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000169760 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000169760 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000169760 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169760 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000169760 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000169760 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000169760 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000169760 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000169760 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169760 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000169760 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169760 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000169760 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000169760 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000169760 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000169760 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000006964 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006964 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006964 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006964 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000006964 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
C000006964 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006964 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006964 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006964 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006964 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000006964 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006964 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006964 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000006964 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006964 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006964 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000006964 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006964 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006964 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006964 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006964 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006964 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000006963 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006963 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006963 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006963 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000006963 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
C000006963 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006963 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006963 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006963 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006963 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000006963 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006963 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006963 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000006963 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006963 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006963 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000006963 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006963 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006963 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006963 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006963 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006963 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000006962 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006962 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006962 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006962 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000006962 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.50%
C000006962 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006962 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006962 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006962 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006962 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000006962 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006962 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006962 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000006962 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006962 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006962 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000006962 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006962 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006962 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006962 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006962 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006962 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000006967 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006967 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006967 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006967 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000006967 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%
C000006967 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006967 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006967 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006967 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006967 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006967 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006967 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006967 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006967 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006967 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000006967 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006967 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006967 [Member] | Utilities Municipal Owned [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006967 [Member] | Port Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006967 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006967 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000194232 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000194232 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000194232 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000194232 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
C000194232 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%
C000194232 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000194232 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000194232 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000194232 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000194232 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000194232 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000194232 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000194232 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000194232 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000194232 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000194232 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000194232 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000194232 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000194232 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000194232 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000194232 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000006968 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006968 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006968 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006968 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000006968 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%
C000006968 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006968 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006968 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006968 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006968 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006968 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006968 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006968 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006968 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006968 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000006968 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006968 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006968 [Member] | Utilities Municipal Owned [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006968 [Member] | Port Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006968 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006968 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000169762 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169762 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000169762 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169762 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000169762 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%
C000169762 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000169762 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000169762 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000169762 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000169762 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000169762 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000169762 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000169762 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000169762 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000169762 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000169762 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000169762 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000169762 [Member] | Utilities Municipal Owned [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000169762 [Member] | Port Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169762 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000169762 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000194234 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194234 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000194234 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000194234 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000194234 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%
C000194234 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000194234 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000194234 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000194234 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000194234 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000194234 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000194234 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000194234 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000194234 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000194234 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000194234 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000194234 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000194234 [Member] | Utilities Municipal Owned [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000194234 [Member] | Port Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000194234 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000194234 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000194238 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194238 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000194238 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000194238 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000194238 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000194238 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
C000194238 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000194238 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000194238 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000194238 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000194238 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000194238 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000194238 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000194238 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000194238 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000194238 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000194238 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000194238 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000194238 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000194238 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000194238 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000194238 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000194238 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000169764 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169764 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000169764 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000169764 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000169764 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000169764 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
C000169764 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000169764 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169764 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000169764 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000169764 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000169764 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000169764 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169764 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000169764 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000169764 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000169764 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000169764 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000169764 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000169764 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000169764 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000169764 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169764 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000006973 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006973 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006973 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006973 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000006973 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000006973 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
C000006973 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006973 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006973 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006973 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006973 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006973 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000006973 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006973 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006973 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006973 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006973 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000006973 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006973 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006973 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006973 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006973 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006973 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000006972 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006972 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006972 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006972 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000006972 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000006972 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
C000006972 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006972 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006972 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006972 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006972 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006972 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000006972 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006972 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006972 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006972 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006972 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000006972 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006972 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006972 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006972 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006972 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006972 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000006971 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006971 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006971 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006971 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000006971 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000006971 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
C000006971 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006971 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006971 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006971 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006971 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006971 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000006971 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006971 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006971 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006971 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006971 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000006971 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006971 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006971 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006971 [Member] | Toll Roads [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006971 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006971 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000006974 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006974 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006974 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006974 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000006974 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000006974 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006974 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000006974 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006974 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006974 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006974 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000006974 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000006974 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006974 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006974 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000006974 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006974 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006974 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006974 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006974 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006974 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.80%
C000006975 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006975 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006975 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006975 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000006975 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000006975 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006975 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000006975 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006975 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006975 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006975 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000006975 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000006975 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006975 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006975 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000006975 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006975 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006975 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006975 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006975 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006975 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.80%
C000169765 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169765 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000169765 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000169765 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000169765 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000169765 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169765 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000169765 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000169765 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169765 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000169765 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000169765 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000169765 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000169765 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169765 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000169765 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000169765 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000169765 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000169765 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000169765 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169765 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.80%
C000194240 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194240 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000194240 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000194240 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000194240 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000194240 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000194240 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000194240 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000194240 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000194240 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000194240 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000194240 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000194240 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000194240 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000194240 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000194240 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000194240 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000194240 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000194240 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000194240 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000194240 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.80%
C000194242 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194242 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000194242 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000194242 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000194242 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	61.50%
C000194242 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000194242 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000194242 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000194242 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000194242 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000194242 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000194242 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000194242 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000194242 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000194242 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000194242 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000194242 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000194242 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000194242 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000194242 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000194242 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000169766 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169766 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000169766 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000169766 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000169766 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	61.50%
C000169766 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000169766 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000169766 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000169766 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169766 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000169766 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000169766 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000169766 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000169766 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000169766 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000169766 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000169766 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000169766 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169766 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000169766 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000169766 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000006977 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006977 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006977 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006977 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000006977 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	61.50%
C000006977 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006977 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006977 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006977 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006977 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006977 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000006977 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006977 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006977 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000006977 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000006977 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006977 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006977 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006977 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006977 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006977 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000006976 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006976 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006976 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006976 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000006976 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	61.50%
C000006976 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006976 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006976 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006976 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006976 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006976 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000006976 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006976 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006976 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000006976 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000006976 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006976 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006976 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006976 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006976 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006976 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000006978 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006978 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006978 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000006978 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000006978 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%
C000006978 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006978 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006978 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006978 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006978 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006978 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006978 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006978 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006978 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006978 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000006978 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000006978 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006978 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006978 [Member] | Tax Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006978 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006978 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000006979 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006979 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006979 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000006979 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000006979 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%
C000006979 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006979 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006979 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006979 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006979 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006979 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006979 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006979 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006979 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006979 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000006979 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000006979 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006979 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006979 [Member] | Tax Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006979 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006979 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000006980 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006980 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006980 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000006980 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000006980 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%
C000006980 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006980 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006980 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006980 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006980 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006980 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006980 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006980 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006980 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006980 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000006980 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000006980 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006980 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006980 [Member] | Tax Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006980 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006980 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000169767 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000169767 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000169767 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000169767 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000169767 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%
C000169767 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000169767 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000169767 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000169767 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000169767 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000169767 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169767 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000169767 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000169767 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169767 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000169767 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000169767 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000169767 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000169767 [Member] | Tax Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169767 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000169767 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000194244 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000194244 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000194244 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000194244 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000194244 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%
C000194244 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000194244 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000194244 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000194244 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000194244 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000194244 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000194244 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000194244 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000194244 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000194244 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000194244 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000194244 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000194244 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000194244 [Member] | Tax Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000194244 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000194244 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000194246 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194246 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194246 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000194246 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000194246 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000194246 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%
C000194246 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000194246 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000194246 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000194246 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000194246 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000194246 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000194246 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000194246 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000194246 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000194246 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000194246 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000194246 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000194246 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000194246 [Member] | Utilities Municipal Owned [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000194246 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000194246 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000169768 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169768 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169768 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000169768 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000169768 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000169768 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%
C000169768 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000169768 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000169768 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000169768 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000169768 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000169768 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169768 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000169768 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000169768 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000169768 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000169768 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000169768 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169768 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000169768 [Member] | Utilities Municipal Owned [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000169768 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000169768 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000006984 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006984 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006984 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006984 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006984 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000006984 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%
C000006984 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006984 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006984 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006984 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006984 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006984 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006984 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006984 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006984 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006984 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000006984 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006984 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006984 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006984 [Member] | Utilities Municipal Owned [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006984 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006984 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000006983 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006983 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006983 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006983 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006983 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000006983 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%
C000006983 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006983 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006983 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006983 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006983 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006983 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006983 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006983 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006983 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006983 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000006983 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006983 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006983 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006983 [Member] | Utilities Municipal Owned [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006983 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006983 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000006985 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006985 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006985 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006985 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000006985 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%
C000006985 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006985 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006985 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006985 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006985 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000006985 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000006985 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006985 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006985 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006985 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000006985 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006985 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006985 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006985 [Member] | Tax Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006985 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006985 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006985 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000006986 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006986 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006986 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006986 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000006986 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%
C000006986 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006986 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006986 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006986 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006986 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000006986 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000006986 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006986 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006986 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006986 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000006986 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006986 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006986 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006986 [Member] | Tax Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006986 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006986 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006986 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000169769 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000169769 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000169769 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000169769 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000169769 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%
C000169769 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169769 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000169769 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000169769 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169769 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000169769 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000169769 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000169769 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000169769 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000169769 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000169769 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000169769 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000169769 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000169769 [Member] | Tax Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000169769 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000169769 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000169769 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000194249 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000194249 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000194249 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000194249 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000194249 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%
C000194249 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194249 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000194249 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000194249 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000194249 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000194249 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000194249 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000194249 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000194249 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000194249 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000194249 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000194249 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000194249 [Member] | Transportation Special Tax [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000194249 [Member] | Tax Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000194249 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000194249 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000194249 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000194252 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194252 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000194252 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000194252 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000194252 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	67.40%
C000194252 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000194252 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000194252 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000194252 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000194252 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000194252 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000194252 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000194252 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000194252 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000194252 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000194252 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000194252 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000194252 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000194252 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000194252 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000169771 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169771 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000169771 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000169771 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000169771 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	67.40%
C000169771 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000169771 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000169771 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000169771 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000169771 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000169771 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000169771 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169771 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169771 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000169771 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000169771 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000169771 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000169771 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000169771 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000169771 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000006990 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006990 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006990 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006990 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006990 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	67.40%
C000006990 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006990 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006990 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000006990 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006990 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006990 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000006990 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006990 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006990 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006990 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000006990 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006990 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000006990 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006990 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006990 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000006989 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006989 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006989 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006989 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006989 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	67.40%
C000006989 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006989 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006989 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000006989 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006989 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006989 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000006989 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006989 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006989 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006989 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000006989 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006989 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000006989 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006989 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006989 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000006991 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006991 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006991 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006991 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006991 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000006991 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
C000006991 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006991 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006991 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006991 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006991 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006991 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006991 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006991 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000006991 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006991 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006991 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000006991 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006991 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006991 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006991 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006991 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006991 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000042676 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000042676 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000042676 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000042676 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000042676 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000042676 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
C000042676 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000042676 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000042676 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000042676 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000042676 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000042676 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000042676 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000042676 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000042676 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000042676 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000042676 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000042676 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000042676 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000042676 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000042676 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000042676 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000042676 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000006992 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006992 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006992 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006992 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006992 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000006992 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
C000006992 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006992 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006992 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006992 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006992 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006992 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006992 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006992 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000006992 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006992 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006992 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000006992 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006992 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006992 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006992 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006992 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006992 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000042677 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000042677 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000042677 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000042677 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000042677 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000042677 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
C000042677 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000042677 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000042677 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000042677 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000042677 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000042677 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000042677 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000042677 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000042677 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000042677 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000042677 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000042677 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000042677 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000042677 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000042677 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000042677 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000042677 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000006993 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006993 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006993 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006993 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006993 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000006993 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
C000006993 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006993 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006993 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006993 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006993 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006993 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006993 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006993 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000006993 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006993 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006993 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000006993 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006993 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006993 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006993 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006993 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006993 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000105400 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000105400 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000105400 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000105400 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000105400 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000105400 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
C000105400 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000105400 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000105400 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000105400 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000105400 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000105400 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000105400 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000105400 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000105400 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000105400 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000105400 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000105400 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000105400 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000105400 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000105400 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000105400 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000105400 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000194254 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000194254 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000194254 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000194254 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000194254 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000194254 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
C000194254 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194254 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000194254 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000194254 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000194254 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000194254 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000194254 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000194254 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000194254 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000194254 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000194254 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000194254 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000194254 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000194254 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000194254 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000194254 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000194254 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000227172 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000227172 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000227172 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000227172 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000227172 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000227172 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000227172 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000227172 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000227172 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000227172 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000227172 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000227172 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000227172 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000227172 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000227172 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000227172 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000227172 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000227172 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000227172 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000227172 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000227172 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000227172 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.40%
C000227171 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000227171 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000227171 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000227171 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000227171 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000227171 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000227171 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000227171 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000227171 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000227171 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000227171 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000227171 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000227171 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000227171 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000227171 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000227171 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000227171 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000227171 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000227171 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000227171 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000227171 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000227171 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.40%
C000227169 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000227169 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000227169 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000227169 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000227169 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000227169 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000227169 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000227169 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000227169 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000227169 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000227169 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000227169 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000227169 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000227169 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000227169 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000227169 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000227169 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000227169 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000227169 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000227169 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000227169 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000227169 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.40%
C000227170 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000227170 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000227170 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000227170 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000227170 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000227170 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000227170 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000227170 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000227170 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000227170 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000227170 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000227170 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000227170 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000227170 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000227170 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000227170 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000227170 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000227170 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000227170 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000227170 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000227170 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000227170 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.40%
C000006987 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006987 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006987 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006987 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006987 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000006987 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
C000006987 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006987 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006987 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006987 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006987 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000006987 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006987 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006987 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000006987 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006987 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000006987 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006987 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006987 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006987 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006987 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006987 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000006988 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006988 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006988 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006988 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006988 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000006988 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
C000006988 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006988 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006988 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006988 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006988 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000006988 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006988 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006988 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000006988 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000006988 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000006988 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006988 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006988 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006988 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006988 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006988 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000169770 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169770 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169770 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000169770 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000169770 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000169770 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
C000169770 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000169770 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000169770 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169770 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000169770 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000169770 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169770 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000169770 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000169770 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000169770 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000169770 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000169770 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000169770 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000169770 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169770 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000169770 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000194250 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194250 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000194250 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000194250 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000194250 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000194250 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
C000194250 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000194250 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000194250 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000194250 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000194250 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000194250 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000194250 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000194250 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000194250 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000194250 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000194250 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000194250 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000194250 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000194250 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000194250 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000194250 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000006966 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006966 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006966 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000006966 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
C000006966 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%
C000006966 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006966 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006966 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006966 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000006966 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006966 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006966 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006966 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006966 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006966 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000006966 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006966 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006966 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006966 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006966 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006966 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000169761 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000169761 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169761 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000169761 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
C000169761 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%
C000169761 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000169761 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000169761 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000169761 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000169761 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000169761 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000169761 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000169761 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000169761 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169761 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000169761 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000169761 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000169761 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169761 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169761 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000169761 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000006965 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006965 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006965 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000006965 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
C000006965 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%
C000006965 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006965 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006965 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006965 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000006965 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006965 [Member] | Single Family Housing State [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006965 [Member] | Water And Sewer Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006965 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006965 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006965 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000006965 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006965 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006965 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006965 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006965 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006965 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%